GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intengible Assets Narrative (Details) $ in Millions		12 Months Ended
	Jan. 01, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Number of operating and reportable segments | segment		6	5
Useful life		5 years
Research and development costs		$ 285	$ 299	$ 286
Other
Disclosure of detailed information about intangible assets [line items]
Gains (losses) on disposal of intangible assets		$ 190	$ 414
AMKR | Ukraine
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in goodwill	$ 242
AMSA | South Africa
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in goodwill	174
Reclassification adjustment one | ACIS
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in goodwill	(242)
Reclassification adjustment two | ACIS
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in goodwill	(174)
Reclassification adjustment three | Sustainable Solutions
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in goodwill	$ 98